Stockholders' equity - Additional Information (Detail)			1 Months Ended			9 Months Ended		12 Months Ended
	Jan. 05, 2017	Mar. 20, 2014 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 shares	Sep. 30, 2017 USD ($) Vote $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) Vote $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Jun. 23, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized shares (in shares)				240,000,000		240,000,000		240,000,000
Preferred stock, share authorized (in shares)				40,000,000		40,000,000		40,000,000
Common stock, share authorized (in shares)				200,000,000		200,000,000		200,000,000	200,000,000
Preferred stock, shares issued (in shares)				0				0
Preferred stock, shares outstanding (in shares) | $				$ 0				$ 0
Common stock, shares issued (in shares)									5,247,604
Common stock, shares outstanding (in shares)				6,463,936		8,895,094		6,463,936	5,247,604
Reverse stock split of outstanding common shares	0.0333
Number of votes per share of common stock | Vote						1		1
Stock reserved for future issuance				185,591				185,591
Share issued on conversion of convertible debt (in shares)				1,212,908
Share issued on conversion of convertible debt | $				$ 10,400,000				$ 10,395,833
Common Stock, Value, Subscriptions | $											$ 3,000,000	$ 10,000,000
Common Stock, Subscriptions price per share | $ / shares											$ 7.07	$ 15.76
Common Stock, Shares, Subscriptions											424,269	634,679
Proceeds from Issuance of Common Stock | $		$ 9,700,000	$ 25,000,000			$ 24,989,257	$ 0	0	$ 3,000,000	$ 9,743,486
Allocated share-based compensation expense | $								$ 218,294	$ 237,822	$ 272,938
Granted (in shares)						52,500		7,500
Stock issued during period, shares, Share based compensation					524
Stock option exercised (in shares)					1,085	8,334		1,085
Weighted average fair value of stock options granted (in dollars per share) | $ / shares						$ 4.55		$ 4.46	$ 4.06	$ 17.40
Intrinsic value of options exercised in period | $						$ 43,420		$ 6,338	$ 0	$ 40,428
Intrinsic value of options outstanding | $				602,773		325,754		602,773	934,081
Intrinsic value of options exercisable | $				$ 597,872		325,310		$ 597,872	$ 844,224
Stock Options available for grant								450,000	345,351
Unearned share-based compensation expense | $						186,921
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance (in shares)				450,000	450,000		450,000	450,000
Granted (in shares)								0
Scenario, Previously Reported
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)				6,463,935				6,463,935
Common stock, shares outstanding (in shares)				6,463,935				6,463,935
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation expense | $				$ 32,194		$ 37,817		$ 32,194
Period of recognition						2 years 4 months 24 days		2 years
Award vesting period						3 years
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $						$ 66,208	$ 153,313	$ 200,224	$ 229,218	247,361
Period of recognition						2 years 4 months 24 days		2 years
Expiration period						10 years		10 years
Unearned share-based compensation expense | $				$ 26,090				$ 26,090
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						1 year		1 year
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years		3 years
Chairman | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | $						$ 19,235	$ 13,165	$ 18,070	$ 8,604	$ 25,577